Restatement of Financial Statements (Quarterly Periods Unaudited)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Accounting Changes and Error Corrections [Abstract]
Restatement of Financial Statements	9. RESTATEMENT OF FINANCIAL STATEMENTS The financial statements have been restated to retroactively reflect the 1-for-100 reverse stock split that took effect June 17, 2015.
12.	RESTATEMENT OF FINANCIAL STATEMENTS
The financial statements have been restated to retroactively reflect the 1-for-100 reverse stock split that took effect June 17, 2015.